UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21833

Helios Multi-Sector High Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding,
Brookfield Place,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 497-3746
Date of fiscal year end: March 31, 2014
Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Schedule of Investments.

Helios Multi-Sector High Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
INVESTMENT GRADE CORPORATE BONDS – 4.9%
Automotive – 1.2%
Ford Motor Co. [1]	6.50%	08/01/18	$ 525	$ 594,732
Basic Industry – 1.4%
Georgia-Pacific LLC	7.25	06/01/28	240	299,798
Georgia-Pacific LLC	7.38	12/01/25	285	362,939
Total Basic Industry				662,737
Energy – 1.0%
Pioneer Natural Resources Co.	6.65	03/15/17	400	456,280
Services – 1.3%
Legrand France SA [1,2]	8.50	02/15/25	500	628,540
Total INVESTMENT GRADE CORPORATE BONDS (Cost $2,001,386)				2,342,289
HIGH YIELD CORPORATE BONDS – 126.7%
Automotive – 8.3%
American Axle & Manufacturing, Inc.	6.25	03/15/21	475	482,719
American Axle & Manufacturing, Inc.	7.75	11/15/19	275	302,500
Chrysler Group LLC/CG Co-Issuer, Inc. [1]	8.25	06/15/21	625	689,844
Jaguar Land Rover Automotive PLC [2,3,4]	8.13	05/15/21	475	522,500
Motors Liquidation Co. [5]	7.13	07/15/13	250	25
Motors Liquidation Co. [5,6]	8.38	07/15/33	1,500	150
Pittsburgh Glass Works LLC [1,3,4]	8.50	04/15/16	675	668,250
Servus Luxembourg Holdings SCA [2]	7.75	06/15/18	475	607,460
Tenneco, Inc. [1]	6.88	12/15/20	625	668,750
Total Automotive				3,942,198
Basic Industry – 24.2%
AK Steel Corp. [1]	7.63	05/15/20	500	425,000
Alpha Natural Resources, Inc. [1]	6.25	06/01/21	750	596,250
ArcelorMittal [2]	6.13	06/01/18	500	515,000
Arch Coal, Inc. [1]	7.25	06/15/21	1,100	891,000
Associated Materials LLC/AMH New Finance, Inc. [1]	9.13	11/01/17	625	656,250
Building Materials Corporation of America [3,4]	6.75	05/01/21	300	318,750
Cascades, Inc. [1,2]	7.75	12/15/17	625	651,562
FMG Resources August 2006 Property Ltd. [2,3,4]	6.88	04/01/22	400	388,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC [1]	9.00	11/15/20	850	811,750
Huntsman International LLC [1]	8.63	03/15/21	550	603,625
INEOS Group Holdings SA [1,2,3,4]	6.13	08/15/18	700	668,500
Masonite International Corp. [1,2,3,4]	8.25	04/15/21	625	673,437
Millar Western Forest Products Ltd. [2]	8.50	04/01/21	325	320,938
Ply Gem Industries, Inc.	8.25	02/15/18	559	595,335
Steel Dynamics, Inc. [1]	7.63	03/15/20	325	346,125
Tembec Industries, Inc. [1,2]	11.25	12/15/18	625	675,000
Trinseo Materials Operating SCA [2,3,4]	8.75	02/01/19	525	501,375
USG Corp. [1]	9.75	01/15/18	675	766,125

See Notes to Financial Statements.

Helios Multi-Sector High Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Verso Paper Holdings LLC/Verso Paper, Inc. [1]	11.75%	01/15/19	$ 625	$ 643,750
Xerium Technologies, Inc.	8.88	06/15/18	525	527,625
Total Basic Industry				11,575,397
Capital Goods – 10.5%
AAR Corp. [3,4]	7.25	01/15/22	125	134,062
AAR Corp.	7.25	01/15/22	225	241,313
Berry Plastics Corp. [1]	9.50	05/15/18	625	679,688
Coleman Cable, Inc.	9.00	02/15/18	300	318,000
Crown Cork & Seal Company, Inc. [1]	7.38	12/15/26	775	852,500
Mueller Water Products, Inc. [1]	7.38	06/01/17	625	640,625
Owens-Illinois, Inc.	7.80	05/15/18	475	543,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC [1]	9.00	04/15/19	625	645,312
Tekni-Plex, Inc. [3,4]	9.75	06/01/19	280	297,500
Terex Corp.	6.00	05/15/21	425	423,938
Terex Corp.	6.50	04/01/20	225	229,500
Total Capital Goods				5,006,313
Consumer Cyclical – 8.7%
Acco Brands Corp.	6.75	04/30/20	500	503,125
DineEquity, Inc. [1]	9.50	10/30/18	600	666,000
Levi Strauss & Co. [1]	7.63	05/15/20	675	729,000
Limited Brands, Inc.	7.60	07/15/37	375	385,312
Limited Brands, Inc.	8.50	06/15/19	250	290,000
Michaels Stores, Inc.	7.75	11/01/18	475	508,250
New Albertsons, Inc.	7.75	06/15/26	600	473,250
Sally Holdings LLC/Sally Capital, Inc.	6.88	11/15/19	250	268,125
YCC Holdings LLC/Yankee Finance, Inc. [7]	10.25	02/15/16	325	333,938
Total Consumer Cyclical				4,157,000
Consumer Non-Cyclical – 2.4%
C&S Group Enterprises LLC [3,4]	8.38	05/01/17	534	566,040
Easton-Bell Sports, Inc. [1]	9.75	12/01/16	525	562,412
Total Consumer Non-Cyclical				1,128,452
Energy – 16.3%
BreitBurn Energy Partners LP/BreitBurn Finance Corp. [1]	8.63	10/15/20	625	662,500
Calfrac Holdings LP [1,3,4]	7.50	12/01/20	650	643,500
Crosstex Energy LP/Crosstex Energy Finance Corp. [1]	8.88	02/15/18	550	583,000
EV Energy Partners LP/EV Energy Finance Corp. [1]	8.00	04/15/19	625	631,250
FTS International Services LLC [3,4]	8.13	11/15/18	250	259,375
GMX Resources, Inc. [1,6]	11.00	12/01/17	233	200,423
Hercules Offshore, Inc. [1,3,4]	10.50	10/15/17	375	400,312
Hilcorp Energy I L.P./Hilcorp Finance Co. [1,3,4]	8.00	02/15/20	675	725,625
Key Energy Services, Inc.	6.75	03/01/21	375	360,000
Linn Energy LLC/Linn Energy Finance Corp. [1]	8.63	04/15/20	660	693,000
Niska Gas Storage US LLC [1]	8.88	03/15/18	600	622,500
Petroleum Geo-Services ASA [2,3,4]	7.38	12/15/18	275	299,063

See Notes to Financial Statements.

Helios Multi-Sector High Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Precision Drilling Corp. [2]	6.63%	11/15/20	$ 225	$ 228,375
Trinidad Drilling Ltd. [1,2,3,4]	7.88	01/15/19	625	656,250
Venoco, Inc.	8.88	02/15/19	600	585,000
W&T Offshore, Inc.	8.50	06/15/19	220	227,150
Total Energy				7,777,323
Healthcare – 9.3%
CHS/Community Health Systems, Inc.	7.13	07/15/20	350	360,500
DJO Finance LLC/DJO Finance Corp.	9.88	04/15/18	475	496,375
HCA, Inc. [1]	8.00	10/01/18	625	717,969
Health Management Associates, Inc. [1]	7.38	01/15/20	325	356,281
inVentiv Health, Inc. [3,4]	10.75	08/15/18	245	203,350
Jaguar Holding Company II/Jaguar Merger Sub, Inc. [1,3,4]	9.50	12/01/19	625	690,625
Kindred Healthcare, Inc. [1]	8.25	06/01/19	650	666,250
Polymer Group, Inc. [1]	7.75	02/01/19	600	624,000
Service Corporation International [1]	6.75	04/01/16	325	348,969
Total Healthcare				4,464,319
Media – 10.5%
ARC Document Solutions, Inc. [1]	10.50	12/15/16	600	598,500
Cablevision Systems Corp. [1]	8.63	09/15/17	750	851,250
CCO Holdings LLC/CCO Holdings Captial Corp. [1]	8.13	04/30/20	675	737,438
Cenveo Corp. [1]	8.88	02/01/18	675	651,375
Clear Channel Communications, Inc. [1]	9.00	03/01/21	650	617,500
Cumulus Media Holdings, Inc.	7.75	05/01/19	650	635,375
Mediacom LLC/Mediacom Capital Corp. [1]	9.13	08/15/19	625	671,875
National CineMedia LLC	6.00	04/15/22	225	230,906
Total Media				4,994,219
Real Estate – 1.4%
Realogy Corp. [1,3,4]	7.88	02/15/19	625	659,375
Services – 16.3%
AMC Entertainment, Inc. [1]	8.75	06/01/19	600	642,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. [1]	8.25	01/15/19	625	679,687
Boyd Gaming Corp. [1]	9.00	07/01/20	650	658,937
Casella Waste Systems, Inc. [1]	7.75	02/15/19	825	783,750
Chester Downs & Marina LLC [1,3,4]	9.25	02/01/20	700	675,500
CityCenter Holdings LLC/CityCenter Finance Corp. [1]	7.63	01/15/16	600	633,000
Iron Mountain, Inc. [1]	8.38	08/15/21	275	292,531
MGM Resorts International [1]	7.63	01/15/17	475	518,938
MTR Gaming Group, Inc. [1]	11.50	08/01/19	628	656,605
Palace Entertainment Holdings LLC [1,3,4]	8.88	04/15/17	625	643,750
PulteGroup, Inc. [1]	6.38	05/15/33	600	561,000
United Rentals North America, Inc.	7.63	04/15/22	325	351,813
United Rentals North America, Inc.	8.25	02/01/21	350	383,250
United Rentals North America, Inc.	10.25	11/15/19	275	308,000
Total Services				7,788,761

See Notes to Financial Statements.

Helios Multi-Sector High Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Technology & Electronics – 3.7%
First Data Corp. [1,3,4]	11.25%	01/15/21	$ 800	$ 798,000
Freescale Semiconductor, Inc. [1]	8.05	02/01/20	625	632,812
ION Geophysical Corp. [3,4]	8.13	05/15/18	350	337,750
Total Technology & Electronics				1,768,562
Telecommunications – 12.5%
CenturyLink, Inc. [1]	7.65	03/15/42	650	617,500
Cincinnati Bell, Inc. [1]	8.75	03/15/18	650	650,812
Fairpoint Communications, Inc. [3,4]	8.75	08/15/19	200	198,000
Frontier Communications Corp. [1]	7.13	03/15/19	1,050	1,105,125
Intelsat Luxembourg SA [2,3,4]	7.75	06/01/21	650	656,500
Level 3 Communications, Inc. [1]	8.88	06/01/19	650	676,000
MetroPCS Wireless, Inc. [1,3,4]	6.63	04/01/23	650	661,375
PAETEC Holding Corp.	9.88	12/01/18	375	414,375
Windstream Corp.	7.00	03/15/19	1,000	1,002,500
Total Telecommunications				5,982,187
Utility – 2.6%
Calpine Corp. [1,3,4]	7.25	10/15/17	495	516,038
NRG Energy, Inc. [1]	8.50	06/15/19	675	721,406
Total Utility				1,237,444
Total HIGH YIELD CORPORATE BONDS (Cost $58,784,967)				60,481,550
TERM LOANS – 3.3%
Albertson, Inc. [4,8]	5.00	03/21/19	225	223,312
Fairpoint Communications, Inc. [4,8]	7.50	02/14/19	375	366,563
Four Seasons Holdings, Inc. [4,8]	6.25	12/13/20	325	327,438
inVentiv Health, Inc. [4,8]	7.50	08/04/16	475	465,500
Texas Competitive Electric Holdings Company LLC [4,8]	4.69	10/10/17	3	2,011
Texas Competitive Electric Holdings Company LLC [4,8]	4.70	10/10/17	189	131,904
Texas Competitive Electric Holdings Company LLC [4,8]	4.78	10/10/17	94	65,493
Total TERM LOANS (Cost $1,626,787)				1,582,221

	Shares	Value (Note 2)
COMMON STOCKS – 2.7%
Materials – 0.4%
Huntsman Corp.	10,000	165,600
Services – 0.6%
Cedar Fair LP	4,525	187,335
Iron Mountain, Inc.	4,500	119,745
Total Services		307,080

See Notes to Financial Statements.

Helios Multi-Sector High Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2013

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telecommunications – 1.7%
AT&T, Inc.	5,200	$ 184,080
CenturyLink, Inc.	5,140	181,699
Frontier Communications Corp.	87,786	355,533
Windstream Corp. [1]	9,200	70,932
Total Telecommunications		792,244
Total COMMON STOCKS (Cost $1,439,967)		1,264,924
WARRANTS – 0.6%
Automotive – 0.6%
General Motors Financial Company, Inc. [9] Expiration: July 2016 Exercise Price: $10.00	6,469	155,256
General Motors Financial Company, Inc. [9] Expiration: July 2019 Exercise Price: $18.33	6,469	105,768
Total Automotive		261,024
Total WARRANTS (Cost $384,116)		261,024
Total Investments – 138.2% (Cost $64,237,223)		65,932,008
Liabilities in Excess of Other Assets – (38.2)%		(18,212,134)
TOTAL NET ASSETS – 100.0%		$ 47,719,874

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	— Portion or entire principal amount pledged as collateral for margin loans.
2	— Foreign security or a U.S. security of a foreign company.
3	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2013, the total value of all such investments was $13,762,802 or 28.8% of net assets.
4	— Private Placement.
5	— Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of June 30, 2013, the total value of all such securities was $175 or 0.0% of net assets.
6	— Issuer is currently in default on its regularly scheduled interest payment.
7	— Payment in kind security.
8	— Variable rate security – Interest rate shown is the rate in effect as of June 30, 2013.
9	— Non-income producing security.

See Notes to Financial Statements.

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
The Boards of Directors have adopted procedures for the valuation of the Funds’ securities and has designated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Funds’ portfolios. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. When price quotations for certain securities are not readily available or cannot be determined, a significant event has occurred that would materially affect the value of the security, or if the available quotations are not believed to be reflective of the market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Funds’ Boards of Directors. The Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAVs.
Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair value determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Helios Advantage Income Fund, Inc.
The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Investment Grade Corporate Bonds	$ —	$ 2,692,075	$ —	$ 2,692,075
High Yield Corporate Bonds	—	74,896,320	200	74,896,520
Term Loan	—	1,911,581	—	1,911,581
Common Stocks	1,564,599	—	—	1,564,599
Warrants	298,308	—	—	298,308
Total	$ 1,862,907	$ 79,499,976	$ 200	$ 81,363,083
The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of June 30, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.
	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of June 30, 2013	Valuation Methodology	Significant Unobservable Input	Price
High Yield Corporate Bonds	$200	Discounted cash flows	Estimated residual value	0.01
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	High Yield Corporate Bonds	Total
Balance as of March 31, 2013	$200	$200
Accrued Discounts (Premiums)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Purchases at cost	—	—
Sales proceeds	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2013	$200	$200
Change in unrealized gains or lossees relating to assets still held at reporting date	$ —	$ —

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Helios High Income Fund, Inc.
The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Investment Grade Corporate Bonds	$ —	$ 2,165,425	$ —	$ 2,165,425
High Yield Corporate Bonds	—	52,930,215	150	52,930,365
Term Loan	—	1,417,729	—	1,417,729
Common Stocks	1,118,275	—	—	1,118,275
Warrants	223,781	—	—	223,781
Total	$ 1,342,056	$ 56,513,369	$ 150	$ 57,855,575
The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of June 30, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.
	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of June 30, 2013	Valuation Methodology	Significant Unobservable Input	Price
High Yield Corporate Bonds	$150	Discounted cash flows	Estimated residual value	0.01
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	High Yield Corporate Bonds	Total
Balance as of March 31, 2013	$150	$150
Accrued Discounts (Premiums)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Purchases at cost	—	—
Sales proceeds	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2013	$150	$150
Change in unrealized gains or losses relating to assets still held at reporting date	$ —	$ —

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Helios Multi-Sector High Income Fund, Inc.
The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Investment Grade Corporate Bonds	$ —	$ 2,342,289	$ —	$ 2,342,289
High Yield Corporate Bonds	—	60,481,375	175	60,481,550
Term Loan	—	1,582,221	—	1,582,221
Common Stocks	1,264,924	—	—	1,264,924
Warrants	261,024	—	—	261,024
Total	$ 1,525,948	$ 64,405,885	$ 175	$ 65,932,008
The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of June 30, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.
	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of June 30, 2013	Valuation Methodology	Significant Unobservable Input	Price
High Yield Corporate Bonds	$175	Discounted cash flows	Estimated residual value	0.01
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	High Yield Corporate Bonds	Total
Balance as of March 31, 2013	$200	$200
Accrued Discounts (Premiums)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Purchases at cost	—	—
Sales proceeds	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2013	$200	$200
Change in unrealized gains or losses relating to assets still held at reporting date	$ —	$ —

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Helios Strategic Income Fund, Inc.
The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$ —	$ 1,554,702	$ —	$ 1,554,702
Investment Grade Corporate Bonds	—	14,136,468	—	14,136,534
High Yield Corporate Bonds	—	35,978,384	150	35,978,534
Term Loan	—	1,049,924	—	1,049,924
Common Stocks	3,182,339	—	—	3,182,339
Warrants	223,781	—	—	223,781
Total	$ 3,406,120	$ 52,719,478	$ 150	$ 56,125,748
The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of June 30, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.
	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of June 30, 2013	Valuation Methodology	Significant Unobservable Input	Price
High Yield Corporate Bonds	$175	Discounted cash flows	Estimated residual value	0.01
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	High Yield Corporate Bonds	Total
Balance as of March 31, 2013	$200	$200
Accrued Discounts (Premiums)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Purchases at cost	—	—
Sales proceeds	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2013	$200	$200
Change in unrealized gains or losses relating to assets still held at reporting date	$ —	$ —
For the period ended June 30, 2013, there was no security transfer activity between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the period in which the transfers occur.

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Borrowings
Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended June 30, 2013, the average interest rate paid on the amounts outstanding under the line of credit was 1.06% for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc. and Helios Multi-Sector High Income Fund, Inc. and 1.09% for Helios Strategic Income Fund, Inc.
	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi-Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at June 30, 2013	23,700,000	17,425,000	19,800,000	16,950,000
Line of credit amount unused at June 30, 2013	3,300,000	1,575,000	2,200,000	1,050,000
Average balance outstanding during the period	23,700,000	17,425,000	19,800,000	16,532,418
Interest expense incurred on line of credit during the period	71,075	50,535	58,253	49,067
Federal Income Tax Basis: The federal income tax basis of the Funds' investments at June 30, 2013 was as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$79,206,808	$3,532,281	$(1,376,006)	$2,156,275
Helios High Income Fund, Inc.	56,392,577	2,549,974	(1,086,976)	1,462,998
Helios Multi-Sector High Income Fund, Inc.	64,237,223	2,877,107	(1,182,322)	1,694,785
Helios Strategic Income Fund, Inc.	54,357,957	3,245,999	(1,478,208)	1,767,791

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Helios Multi-Sector High Income Fund, Inc.

By (Signature and Title)	/s/ Kim G. Redding

  Kim G. Redding
 President and Principal Executive Officer
Date: August 27, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)	/s/ Kim G. Redding

  Kim G. Redding
 President and Principal Executive Officer
Date: August 27, 2013
By (Signature and Title)	/s/ Steven M. Pires

  Steven M. Pires
 Treasurer and Principal Financial Officer
Date: August 27, 2013